Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Variable Series Funds II, Inc.
Prospectus Date	rr_ProspectusDate	May 01, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK VARIABLE SERIES FUNDS II, INC.
BlackRock Total Return V.I. Fund
(the “Fund”)
Supplement dated December 7, 2021 to the Summary Prospectus and Prospectus of the Fund,
each dated May 1, 2021
Effective January 1, 2022, the following changes are made to the Fund’s Summary Prospectus and Prospectus, as applicable:
The fifth paragraph of the section of the Fund’s Summary Prospectus entitled “Key Facts About BlackRock Total Return V.I. Fund — Principal Investment Strategies,” the fifth paragraph of the section of the Fund’s Prospectus entitled “Fund Overview — Key Facts About BlackRock Total Return V.I. Fund — Principal Investment Strategies” and the ninth paragraph of the section of the Fund’s Prospectus entitled “Details About the Fund — How the Fund Invests — Principal Investment Strategies” are deleted in their entirety.
The section of the Fund’s Summary Prospectus entitled “Key Facts About BlackRock Total Return V.I. Fund — Principal Risks of Investing in the Fund” and the section of the Fund’s Prospectus entitled “Fund Overview — Key Facts About BlackRock Total Return V.I. Fund — Principal Risks of Investing in the Fund” are amended to delete “Investment in Other Investment Companies Risk.”

BlackRock Total Return V.I. Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK VARIABLE SERIES FUNDS II, INC.
BlackRock Total Return V.I. Fund
(the “Fund”)
Supplement dated December 7, 2021 to the Summary Prospectus and Prospectus of the Fund,
each dated May 1, 2021
Effective January 1, 2022, the following changes are made to the Fund’s Summary Prospectus and Prospectus, as applicable:
The fifth paragraph of the section of the Fund’s Summary Prospectus entitled “Key Facts About BlackRock Total Return V.I. Fund — Principal Investment Strategies,” the fifth paragraph of the section of the Fund’s Prospectus entitled “Fund Overview — Key Facts About BlackRock Total Return V.I. Fund — Principal Investment Strategies” and the ninth paragraph of the section of the Fund’s Prospectus entitled “Details About the Fund — How the Fund Invests — Principal Investment Strategies” are deleted in their entirety.
The section of the Fund’s Summary Prospectus entitled “Key Facts About BlackRock Total Return V.I. Fund — Principal Risks of Investing in the Fund” and the section of the Fund’s Prospectus entitled “Fund Overview — Key Facts About BlackRock Total Return V.I. Fund — Principal Risks of Investing in the Fund” are amended to delete “Investment in Other Investment Companies Risk.”